ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

ReneSola Ltd was incorporated in the British Virgin Island on March 17, 2006. ReneSola Ltd and its subsidiaries (collectively the “Company”) are engaged in the manufacture and sale of solar power products including virgin polysilicon, monocrystalline and multicrystalline solar wafers and photovoltaic (PV) cells and modules. On January 29, 2008, the Company became listed on the New York Stock Exchange (NYSE) in the United States.

The following table lists all subsidiaries of the Company as of December 31, 2013:

Subsidiaries	Date of acquisition	Date of incorporation	Place of incorporation	Percentage of ownership
ReneSola Zhejiang Co., Ltd. (“ReneSola Zhejiang”)	N/A	August 7, 2003	People’s Republic of China (“PRC”)	100%
ReneSola America Inc. (“ReneSola America”)	N/A	November 12, 2006	United States of America	100%
ReneSola Singapore Pte Ltd. (“ReneSola Singapore”)	N/A	March 28, 2007	Singapore	100%
Sichuan ReneSola Silicon Material Co., Ltd. (“Sichuan ReneSola”)*	N/A	August 25, 2007	PRC	100%
ReneSola Jiangsu Ltd. (“ReneSola Jiangsu”)	May 31, 2009	November 8, 2005	PRC	100%
Zhejiang ReneSola Photovoltaic Materials Co., Ltd. (“Zhejiang ReneSola PV Materials”)	N/A	April 30, 2010	PRC	100%
Sichuan Ruiyu Photovoltaic Materials Co., Ltd. (“Sichuan Ruiyu”)	N/A	August 24, 2010	PRC	100%
Sichuan Ruixin Photovoltaic Materials Co., Ltd. (“Sichuan Ruixin”)	N/A	November 23, 2010	PRC	100%
ReneSola Zhejiang Energy-Saving Technology Co., Ltd. (“Energy-Saving Technology”)	N/A	June 1, 2011	PRC	100%
Sichuan SiLiDe Composite Materials Co., Ltd. (“Sichuan SiLiDe”)	N/A	July 11, 2011	PRC	100%
Qinghai Yuhui New Energy Co., Ltd. (“Qinghai Yuhui”)	N/A	August 30, 2011	PRC	100%
ReneSola Deutschland GmbH (“Renesola Germany”)	N/A	September 26, 2011	Germany	100%
Sichuan OuRuida Science Park Co., Ltd. (“Sichuan OuRuida”)	N/A	October 27, 2011	PRC	100%
Zhejiang Ruixu Investment Co. Ltd. (“Zhengjiang Ruixu)	N/A	January 19, 2012	PRC	100%
Beijing Xuyuan Solar Energy Technology Co. , Ltd. (“Beijing Xuyuan”)	N/A	February 10, 2012	PRC	100%
ReneSola New Energy S.A.R.L (“ReneSola New Energy”)	N/A	March 28, 2012	Luxemburg	100%
NOVE ECO ENERGY EOOD (“NOVE”)	April 9, 2012	November 4, 2009	Bulgaria	100%
MG SOLAR SYSTEMS EOOD (“MG”)	April 9, 2012	October 27, 2009	Bulgaria	100%
ReneSola Zhejiang Carbon Fiber Material Co., Ltd. (“Carbon Fiber”)	N/A	June 5, 2012	PRC	94%
Tekesi Yuhui Solar Energy Development Co., Ltd. (“Tekesi”)	N/A	July 25, 2012	PRC	100%
ReneSola Zhejiang Solar New Energy Academe (“Zhejiang Academe”)	N/A	July 27, 2012	PRC	100%
ReneSola Australia PTY LTD (“ReneSola Australia”)	N/A	July 30, 2012	Australia	100%
ReneSola Japan Ltd. (“ReneSola Japan”)	N/A	July 9, 2012	Japan	100%
Suibin Yuhui Solar Energy Power Co., Ltd (“Suibin”)	N/A	August 24, 2012	PRC	100%
Renesola Keping Co., Ltd (“Keping”)	N/A	September 1, 2012	PRC	99%
LUCAS EST S.R.L (“LUCAS”).	September 13, 2012	December 17, 2008	Romania	100%
ECOSFER ENERGY S.R. L (“ECOSFER”).	September 26, 2012	November 17, 2011	Romania	100%
Renesola India Private Limited (“ReneSola India”)	N/A	November 22, 2012	India	100%
Lucas Est Korea Co., Ltd (“Lucas Korea”)	N/A	March 12, 2013	Korea	100%
Ecosfer Energy Korea Co., Ltd (“Ecosfer Korea”)	N/A	March 12, 2013	Korea	100%
Renesola UK Limited (“ReneSola UK”)	N/A	April 11, 2013	UK	100%
Renesola Shanghai Ltd (“ReneSola Shanghai”)	N/A	May 30, 2013	PRC	100%
Renesola Zagreb d.o.o za usluge (“Renesola Zagreb”)	N/A	May 31, 2013	Croatia	100%
Renesola South Africa Proprietary Limited (“ReneSola South Africa”)	N/A	July 6, 2013	South Africa	100%
Jiaxiang Yuhui New Energy (“Jiaxiang Yuhui)	N/A	September 17, 2013	PRC	100%
Jiusan Yuhui (“Jiusan Yuihui”)	N/A	November 15, 2013	PRC	100%
Yulin Yuhui Energy Ltd. (“Yulin Yuihui”)	N/A	November 8, 2013	PRC	100%
Chengde Yuhui New Energy Co., Ltd. (“Chengde Yuihui”)	N/A	November 8, 2013	PRC	100%
Renesola Panama Inc. (“Renesola Panama”)	N/A	December 28, 2013	Panama	100%

*:  Sichuan Ruisheng Photovoltaic Material Co. Ltd. was incorporated in PRC on November 23, 2010, and was merged into Sichuan Aoguang Silicon Industry Co. Ltd (“Aoguang”) on August 25, 2011. On November 30, 2011, Aoguang was merged into Sichuan ReneSola. Gaotai Yuhui was deregistered on March 20, 2013. Ningde Hengyang was sold on July 18, 2013. Zhejiang Ruiyi New Material Technology Co., Ltd was sold on November 22, 2013.

ReneSola Zhejiang (previously known as “Zhejiang Yuhui”) commenced operations in July 2005. ReneSola America commenced operations in November 2006. ReneSola Singapore commenced operations in May 2007. Sichuan ReneSola commenced operations in July 2009.  ReneSola Jiangsu (previously known as “JC Solar”) was acquired on May 31, 2009. Zhejiang ReneSola PV Materials commenced operations in January 2011. Sichuan Ruiyu commenced operations in July 2011.  Energy-Saving Technology (previously known as “Zhejiang Sciborn”) commenced operations in July 2011. Zhejiang Ruixu commenced operations in January, 2012. Qinghai Yuhui commenced operations in February, 2012. ReneSola Germany, NOVE and MG commenced operations in August, 2012. Carbon Fiber commenced operations in October, 2012. ReneSola Australia and ReneSola Japan commenced operations in November, 2012. ReneSola India commenced operations in December, 2012. Keping  commenced operations in June, 2013. Renesola UK commenced operations in July, 2013. Renesola Shanghai commenced operations in October, 2013. Sichuan Ruixin, Sichuan OuRuida, Sichuan SiLiDe, Beijing Xuyuan, ReneSola New Energy, Tekesi, Zhejiang Academe, Suibin,  Lucas Korea, Ecosfer Korea,  Renesoal Zagreb, Renesola South Africa , Jiaxiang Yuhui, Yulin Yuhui, Chengde Yuhui and Renesola Panama  had not commenced operations as of December 31, 2013.